Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 152,443	$ 131,312
Gross unrealized gains	1,098	753
Gross unrealized losses	(1,864)	(3,599)
Fair value	151,677	128,466
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	14,725	6,609
Gross unrealized gains	29	1
Gross unrealized losses	(26)	(351)
Fair value	14,728	6,259
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,216	3,396
Gross unrealized gains	31	2
Gross unrealized losses	(40)	(650)
Fair value	5,207	2,748
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	80,327	75,326
Gross unrealized gains	423	343
Gross unrealized losses	(1,654)	(2,374)
Fair value	79,096	73,295
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	10,271	6,200
Gross unrealized gains	11	1
Gross unrealized losses	(47)	(9)
Fair value	10,235	6,192
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,514	2,762
Gross unrealized gains	1
Gross unrealized losses	(26)	(61)
Fair value	2,489	2,701
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,422	8,752
Gross unrealized gains	24	5
Gross unrealized losses	(6)	(51)
Fair value	9,440	8,706
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	29,248	27,774
Gross unrealized gains	116	44
Gross unrealized losses	(60)	(95)
Fair value	29,304	27,723
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	720	493
Gross unrealized gains	463	357
Gross unrealized losses	(5)	(8)
Fair value	$ 1,178	$ 842